Income Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Statutory rate, percentage	23.00%	23.00%
Income tax losses carried forward (in Dollars)	$ 396.9